UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09116

Embarcadero Funds, Inc
(Exact name of registrant as specified in charter)

3 Embarcadero Center, Suite 1120
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

Susan Freund
3 Embarcadero Center, Suite 1120
San Francisco, CA 94111
(Name and address of agent for service)

Registrant's telephone number, including area code: 415-835-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Embarcadero Funds (formerly Van Wagoner Funds) Schedule of Investments

Embarcadero All-Cap Growth Fund (formerly Van Wagoner Small-Cap Growth Fund)	September 30, 2008 (Unaudited)
Market Value
SHORT-TERM INVESTMENT 2.21%

PNC Bank Money Market Account, 1.49%	$115,736
Total Short-Term Investment
(Cost $115,736)	115,736

Total Investments 2.21%
(Cost $115,736)	115,736

Cash and Other Assets Less Liabilities 97.79%	5,131,759

NET ASSETS 100.00%	$5,247,495

See notes to schedules of investments.

Embarcadero Small-Cap Growth Fund (formerly Van Wagoner Emerging Growth Fund)	September 30, 2008 (Unaudited)
Market Value
SHORT-TERM INVESTMENT 3.02%

PNC Bank Money Market Account, 1.49%	$467,090
Total Short-Term Investment
(Cost $467,090)	467,090

Total Investments 3.02%
(Cost $467,090)	467,090

Cash and Other Assets Less Liabilities 96.98%	15,013,446

NET ASSETS 100.00%	$15,480,536

See notes to schedules of investments.

Post-Venture Fund	September 30, 2008 (Unaudited)
Market Value
SHORT-TERM INVESTMENT 100.84%

PNC Bank Money Market Account, 1.49%	$1,464,352
Total Short-Term Investment
(Cost $1,464,352)	1,464,352

Total Investments 100.84%
(Cost $1,464,352)	1,464,352

Liabilities in Excess of Other Assets (0.84)%	(12,133)

NET ASSETS 100.00%	$1,452,219

See notes to schedules of investments.

Embarcadero Alternative Strategies Fund (formerly Van Wagoner Mid-Cap Growth Fund)	September 30, 2008 (Unaudited)
Market Value
SHORT-TERM INVESTMENT 110.89%

PNC Bank Money Market Account, 1.49%	$756,625
Total Short-Term Investment
(Cost $756,625)	756,625

Total Investments 110.89%
(Cost $756,625)	756,625

Liabilities in Excess of Other Assets (10.89)%	(74,311)

NET ASSETS 100.00%	$682,314

See notes to schedules of investments.

Technology Fund	September 30, 2008 (Unaudited)
Market Value
SHORT-TERM INVESTMENT 101.32%

PNC Bank Money Market Account, 1.49%	$1,288,993
Total Short-Term Investment
(Cost $1,288,993)	1,288,993

Total Investments 101.32%
(Cost $1,288,993)	1,288,993

Liabilities in Excess of Other Assets (1.32)%	(16,786)

NET ASSETS 100.00%	$1,272,207

See notes to schedules of investments.

NOTES TO SCHEDULES OF INVESTMENTS
Embarcadero Funds, Inc. (formerly Van Wagoner Funds, Inc.)
September 30, 2008 (unaudited)

Investment Valuation – Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2008.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2007 as follows:

Date of Expiration	All-Cap Growth	Small-Cap Growth	Post-Venture	Alternative Strategies	Technology
2008	$-	$-	$102,510,725	$24,315,595	$47,754,866

2009	-	236,991,733	208,568,549	119,593,823	188,389,347
2010	24,086,622	174,822,268	167,738,630	56,452,576	132,184,745
2011	19,406,798	73,869,977	49,142,144	7,417,678	37,716,740
2012	5,158,565	23,566,789	9,057,950	3,856,091	7,074,062
2013	679,356	9,299,078	4,860,259	2,323,021	4,295,919

2014	-	-	-	-	-
2015	116,182	-	-	-	-
Total	$49,447,523	$518,549,845	$541,878,257	$213,958,784	$417,415,679

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Embarcadero Funds, Inc

By (Signature and Title)*	/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief Financial Officer
(principal executive officer)

Date	November 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief Financial Officer
(principal executive officer & principal financial officer)

Date	November 3, 2008

* Print the name and title of each signing officer under his or her signature.